1933 Act Rule 497(j)
                                                     1933 Act File No. 333-22095
                                                      1940 Act File No. 811-8065


                       IMPACT MANAGEMENT INVESTMENT TRUST
                              333 WEST VINE STREET
                                    SUITE 206
                               LEXINGTON, KY 40507
                                 (859) 254-2240

                                January 31, 2002

FILED VIA EDGAR
---------------

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attn:  Filing Desk

     Re:  Impact Management Investment Trust
          ----------------------------------
          Rule 497(j) Filing
          ------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned certifies on behalf of Impact Management Investment Trust (the "Trust") that the forms of Prospectuses and Statements of Additional Information, each dated January 28, 2002, for the IMPACT Total Return Portfolio, IMPACT 25 Variable Fund and Schneider Large Cap Variable Fund, each a series of the Trust, that would have been filed under of Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 12 to the Registration Statement of the Trust, which was filed with the Securities Exchange Commission via EDGAR on January 28, 2002.

     Please direct any questions or comments relating to this certification to my attention at the phone number or address listed above.


                                             Very truly yours,

                                             /s/ Emmett A. Pais

                                             Emmett A. Pais
                                             Secretary